Condensed financial information of Plastec Technologies, Ltd. (Tables)	12 Months Ended
Dec. 31, 2018
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Balance Sheet [Table Text Block]
Balance Sheets

	December 31,	December 31,
	2017	2018
	HK$	HK$
Assets
Current assets
Cash and cash equivalents	274,094	248,050
Amounts due from subsidiaries	364,596	141,396
Consideration receivable	141,341	165,506
Prepaid expenses	1,053	741
Total current assets	781,084	555,693
Investment in subsidiaries	-	-
Total assets	781,084	555,693

Liabilities and shareholders’ equity
Current liabilities
Account payable and accrued liabilities	950	715
Tax payable	3,129	7,284
Total current liabilities	4,079	7,999
NET CURRENT ASSETS	777,005	547,694
TOTAL ASSETS AND LIABILITIES	777,005	547,694

Shareholders’ equity
Ordinary shares (US$0.001 par value; 100,000,000 authorized, 12,938,128 and 12,938,128 shares issued and outstanding as of December 31, 2017 and 2018, respectively)	101	101
Retained earnings	776,904	547,593
Total shareholders’ equity	777,005	547,694

Condensed Income Statement [Table Text Block]
Statements of operations and comprehensive income

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2016	2017	2018
	HK$	HK$	HK$

Revenues	-	-	-
Other income	17,866	5,689	16,573
Gain on disposal of a subsidiary	1,149,128	141,341	165,506
Administrative expenses	(10,573)	(5,937)	(3,564)
Income before income tax expense	1,156,421	141,093	178,515
Income tax expense	-	-	(4,155)
Total comprehensive income	1,156,421	141,093	174,360

Condensed Cash Flow Statement [Table Text Block]
Statements of cash flows

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2016	2017	2018
	HK$	HK$	HK$
Cash flows from operating activities
Net income	1,156,421	141,093	174,360
Adjustments to reconcile net income to net cash provided by operating activities:
Gain on disposal of a subsidiary	(1,149,128)	(141,341)	(165,506)
Change in operating assets and liabilities
Prepaid expenses	999	(882)	312
Accounts payable and accrued liabilities	(4,516)	(534)	(237)
Income tax payable			4,155
Net cash provided by/(used in) operating activities	3,776	(1,664)	13,084

Cash flows from investing activities
Sale proceeds of disposal of a subsidiary, net	1,017,442	131,686	141,341
Net cash provided by investing activities	1,017,442	131,686	141,341

Cash flows from financing activities
Decrease/(increase) in amount due from subsidiaries	22,300	(99,060)	223,200
Dividend paid	(837,614)	(151,376)	(403,669)
Net cash used in financing activities	(815,314)	(250,436)	(180,469)
Net increase/(decrease) in cash and cash equivalents	205,904	(120,414)	(26,044)
Cash and cash equivalents, beginning of year	188,604	394,508	274,094
Cash and cash equivalents, end of year	394,508	274,094	248,050

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest income	857	2,089	3,019

SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITY:
Consideration receivable	131,686	141,341	165,506